Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 44.9%
International Equity Funds - 11.2%
iShares Core MSCI EAFE ETF	46,120	$ 3,207,646
iShares Core MSCI Emerging Markets ETF	16,281	850,357
iShares Global REIT ETF	46,878	1,112,884

		5,170,887

U.S. Equity Fund - 15.0%
iShares Core S&P 500 ETF	15,023	6,913,284

U.S. Fixed Income Funds - 18.7%
iShares 0-5 Year TIPS Bond ETF (A)	27,719	2,703,434
iShares Core U.S. Aggregate Bond ETF	60,840	5,942,851

		8,646,285

Total Exchange-Traded Funds (Cost $22,765,990)		20,730,456

INVESTMENT COMPANIES - 54.6%
International Equity Funds - 6.5%
Transamerica Emerging Markets Opportunities (B)	72,377	580,462
Transamerica International Focus (B)	140,618	1,195,256
Transamerica International Stock (B)	109,526	1,198,211

		2,973,929

International Fixed Income Fund - 4.8%
Transamerica Emerging Markets Debt (B)	243,432	2,224,965

U.S. Equity Funds - 15.5%
Transamerica Capital Growth (B)	110,007	836,051
Transamerica Large Cap Value (B)	172,896	2,290,875
Transamerica Mid Cap Growth (B)	88,879	766,137
Transamerica Mid Cap Value Opportunities (B)	61,461	695,740
Transamerica Small Cap Growth (B)	89,525	611,454
Transamerica Small Cap Value (B)	97,314	567,340
Transamerica US Growth (B)	52,715	1,384,290

		7,151,887

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 27.8%
Transamerica Bond (B)	1,202,120	$ 9,616,961
Transamerica High Yield Bond (B)	404,115	3,200,590

		12,817,551

Total Investment Companies (Cost $28,521,973)		25,168,332

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (C)	69,650	69,650

Total Other Investment Company (Cost $69,650)		69,650

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 2.50% (C), dated 07/31/2023, to be repurchased at $434,797 on 08/01/2023. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $443,490.	$ 434,767	434,767

Total Repurchase Agreement (Cost $434,767)		434,767

Total Investments (Cost $51,792,380)		46,403,205
Net Other Assets (Liabilities) - (0.6)%		(285,139)

Net Assets - 100.0%		$ 46,118,066

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$20,730,456	$—	$—	$20,730,456
Investment Companies	25,168,332	—	—	25,168,332
Other Investment Company	69,650	—	—	69,650
Repurchase Agreement	—	434,767	—	434,767

Total Investments	$45,968,438	$434,767	$—	$46,403,205

Transamerica Funds	Page 1

Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $68,271, collateralized by cash collateral of $69,650. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2023	Shares as of July 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$8,625,017	$1,287,455	$(532,030)	$(95,148)	$331,667	$9,616,961	1,202,120	$269,455	$—
Transamerica Capital Growth	—	795,000	(175,000)	30,140	185,911	836,051	110,007	—	—
Transamerica Emerging Markets Debt	2,092,830	81,478	(242,226)	(48,856)	341,739	2,224,965	243,432	81,478	—
Transamerica Emerging Markets Opportunities	605,076	19,337	(163,003)	(77,744)	196,796	580,462	72,377	19,337	—
Transamerica High Yield Bond	2,847,779	490,280	(197,601)	(35,683)	95,815	3,200,590	404,115	129,280	—
Transamerica International Focus	1,114,064	20,895	(162,727)	(40,897)	263,921	1,195,256	140,618	20,895	—
Transamerica International Stock	1,124,085	29,973	(216,727)	(36,494)	297,374	1,198,211	109,526	29,973	—
Transamerica Large Cap Value	2,300,727	148,640	(222,001)	(30,719)	94,228	2,290,875	172,896	23,582	125,057
Transamerica Large Growth	2,100,508	26,827	(2,098,660)	(1,335,091)	1,306,416	—	—	—	26,827
Transamerica Mid Cap Growth	650,166	—	(30,000)	(27,626)	173,597	766,137	88,879	—	—
Transamerica Mid Cap Value Opportunities	681,942	44,742	(43,000)	(16,065)	28,121	695,740	61,461	7,797	36,945
Transamerica Small Cap Growth	540,457	20,913	(7,000)	(3,468)	60,552	611,454	89,525	—	20,913
Transamerica Small Cap Value	566,273	97,340	(26,000)	(33,741)	(36,532)	567,340	97,314	12,625	84,715
Transamerica US Growth	—	1,363,000	(295,000)	41,646	274,644	1,384,290	52,715	—	—

Total	$23,248,924	$4,425,880	$(4,410,975)	$(1,709,746)	$3,614,249	$25,168,332	2,844,985	$594,422	$294,457

(C)	Rates disclosed reflect the yields at July 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2025

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2025 (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3